Subsequent Events (Details) - USD ($)				1 Months Ended	3 Months Ended
	Aug. 04, 2020	Jul. 30, 2020	Apr. 05, 2019	Jul. 30, 2020	Jun. 30, 2020
Subsequent Event (Textual)
Principal amount			$ 714,286		$ 3,416,226
Converted outstanding balance of secured convertible promissory					$ 275,000
Terms agreement eith lender, description			(i) 1847 Holdings issued to Leonite 50,000 common shares, (ii) 1847 Holdings issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco.
Subsequent Event [Member]
Subsequent Event (Textual)
Shares of common stock sold	1,111,200			1,111,200
Underwritting agreement, description				The offering price to the public of $9.00 per share minus the underwriters' discount.
Gross proceeds	$ 10,000,800
Received net proceeds	$ 8,990,000
Warrant to purchase common shares	55,560
Purchase of Stock	263,158
Exercise price	$ 9.00
Stock option description	The option vests with respect to 25% of the shares on August 15, 2020 and on each of the first, second and third anniversaries thereof, respectively.	(i) increase the authorized common stock from 5,000 shares to 200,000,000 shares, (ii) change the par value of the Company's common stock from $0.001 to $0.0001, and (iii) authorize 20,000,000 shares of preferred stock, 0.0001 par value per share.
Subsequent Event [Member] | 2020 Equity Incentive Plan [Member]
Subsequent Event (Textual)
Shares of common stock sold		555,000
Subsequent Event [Member] | Affliates [Member]
Subsequent Event (Textual)
Underwritting agreement, description				Pursuant to the Underwriting Agreement, the Company also agreed to issue to the Representative and/or its affiliates warrants to purchase a number of shares of common stock equal in the aggregate to 5% of the total shares sold. The warrants will be exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, at a per share exercise price equal to $11.25 (125% of the public offering price per share).
Subsequent Event [Member] | Chief Executive Officer [Member] | Equity Option [Member]
Subsequent Event (Textual)
Purchase of Stock	263,158
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event (Textual)
Shares of common stock sold				166,577
Purchase price per share		$ 8.325		$ 8.325
Subsequent Event [Member] | Subordinated Promissory Note [Member]
Subsequent Event (Textual)
Payment on subordinated promissory note, description	In accordance with the terms of the amended and restated note that became effective upon closing of the IPO on August 4, 2020 (Note 11), the Company used a portion of the proceeds from the IPO to pay $1,083,842 of the balance of the note.
Principal amount	$ 696,204
Proceeds from the IPO to pay	1,083,842
Accrued interest	387,638
Subsequent Event [Member] | SecuredConvertiblePromissoryNoteMember
Subsequent Event (Textual)
Total payoff amount	780,653
Principal amount	771,431
Interest	$ 9,222
Converted of comon stock	50,000
Converted outstanding balance of secured convertible promissory	$ 50,000
Subsequent Event [Member] | SBCC Loan [Member]
Subsequent Event (Textual)
Total payoff amount	1,122,412
Principal amount	1,066,640
Interest	11,773
Prepayment, legal, and other fees	43,999
Subsequent Event [Member] | Burnley Loan [Member]
Subsequent Event (Textual)
Total payoff amount	118,194
Principal amount	32,350
Interest	42
Prepayment, legal, and other fees	$ 85,802
Subsequent Event [Member] | Conversion of SBCC Warrant [Member]
Subsequent Event (Textual)
Converted of comon stock	25,000